Changes in accounting standards	12 Months Ended
Dec. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]

4. Changes in accounting standards

(a) Accounting standards adopted during the year

There were no new standards effective January 1, 2021 that impacted the Company's consolidated financial statements.

(b) Accounting standards and amendments issued but not yet adopted

The following standards and interpretations, which may be applicable to the Company or the JV, have been issued but are not yet effective as of December 31, 2021:

Amendment to IAS 16

On May 14, 2020, the IASB amended IAS 16 "Property, Plant and Equipment" to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments to IAS 16 will not have a significant impact on the Company's or the JV's accounting policies.